Financial Risk Management - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 14,963,805	₩ 14,587,011
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	428	108,881
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 3,143,999	₩ 3,050,944